Product Returns Liability - Additional Information (Detail) $ in Millions	9 Months Ended
Sep. 30, 2015 USD ($)
Product Liability Contingency [Line Items]
Product return reserves released due to loss of a customer	$ 6.0
Minimum [Member]
Product Liability Contingency [Line Items]
Customer rights to return excess quantities	3.00%
Maximum [Member]
Product Liability Contingency [Line Items]
Customer rights to return excess quantities	5.00%